Related Party Transactions - Additional Informtion (Detail) - USD ($)				1 Months Ended	3 Months Ended	6 Months Ended
	Mar. 05, 2026	Mar. 03, 2026	Dec. 19, 2025	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2026	Dec. 11, 2025
Related Party Transaction [Line Items]
Percentage Of Founder Share Issued				30.00%	30.00%	30.00%
Founder Shares Lock In Period				1 year		1 year
Debt Instrument, Fee Amount				$ 2,000,000	$ 2,000,000	$ 2,000,000
Notes Payable, Current				$ 150,000	0	0
Payment for Administrative Fees		$ 20,000			$ 40,000	$ 160,000
Amount Paid To Provider		$ 360,000
Business Combination, Price Per Share				$ 0.5	$ 0.5	$ 0.5
Working Capital Loan Outstanding				$ 0	$ 200,000	$ 200,000
Sponsor [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Value, Issued for Services			$ 25,000
Stock Issued During Period, Shares, Issued for Services			9,857,142
Shares Issued, Shares, Share-Based Payment Arrangement, Forfeited				1,285,714		1,285,714
Sponsor [Member] | Share Price Equals Or Exceeds Twelve Per Usd [Member]
Related Party Transaction [Line Items]
Share Price				$ 12	$ 12	$ 12
Share Transfer Restriction Threshold Consecutive Trading Days				20 days		20 days
Share Transfer Restriction Threshold Trading Days				30 days		30 days
Number Of Days For A Particular Event To Get Over For Determining Trading Period				150 days		150 days
Sponsor [Member] | Unsecured Debt [Member]
Related Party Transaction [Line Items]
Debt Instrument, Fee Amount							$ 300,000
Notes Payable, Current				$ 150,000
Repayments of Debt	$ 200,000